MERRILL LYNCH
                                                              WORLD INCOME
                                                              FUND, INC.

                                    STRATEGIC
                                             Performance

                                                              Quarterly Report
                                                              September 30, 1997

MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Vincent T. Lathbury III, Vice President
Daniel A. Luchansky, Vice President
Robert J. Parish, Vice President
Paolo H. Valle, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

DEAR SHAREHOLDER

During the September quarter, our investment strategy for Merrill Lynch World Income Fund, Inc. remained defensive. Given the strength of the US dollar, Fund holdings were maintained in US dollars or were generally hedged to limit currency risk. While US Treasury and agency securities appear to offer reasonable value, yield spreads in US high-yield, emerging markets and dollar-denominated corporate fixed-income securities in general are historically narrow relative to Treasury securities. That is, the incremental yield compensating investors for credit risk is small relative to historic norms.

Our allocation to the US high-yield sector remained at 42% of net assets during the September quarter. Risk premiums in emerging markets were also perceived to be narrow and inadequate compensation for the sovereign credit risk and occasional extreme volatility that characterize this market. While the allocation in this sector remained at 30% of net assets during the September quarter, investments were predominately in relatively low-duration US dollar obligations.

The government sector constituted 20% of net assets. During the September quarter, a more positive view of the US Government market was adopted to reflect the outlook for a steady monetary policy with continued subdued inflation. The European bond exposure remained concentrated in Germany, with currency hedges no longer being useful on a sustained basis. The Fund's New Zealand exposure is providing solid income with low currency risk given the New Zealand dollar's 10% decline from the beginning of the year.

High-Yield Market

The high-yield bond market posted modest price gains during the quarter, in line with the performance of US Government notes. (The total returns of two high-yield bond indexes and ten-year Treasury securities, as well as investment results for all classes of shares of the Fund, can be found in the "Recent Performance Results" table on pages 8 and 9 of this report to shareholders.)

High-yield market fundamentals remained positive during the quarter ended September 30, 1997. Moderate economic growth kept corporate earnings strong among cyclical businesses such as steel, chemicals and airlines. The paper industry, which is one of the few soft markets, recently saw price increases hold on several paper grades and earnings appear to be recovering. Even oil refining, a business that suffered overcapacity for years, is experiencing strong earnings gains this year, positively impacting two of our holdings:
Trizec Hahn Corp. and TransAmerican Energy.

In addition, merger and acquisition activity improved the credit quality of high-yield issuers. Another factor affecting performance was that ready access to equity provided high-yield issuers a source of financing that improved balance sheets and credit quality. Fresh Del Monte Co., a portfolio holding, was financed in the equity market during the quarter ended September 30, 1997.

We believe that the positive fundamental trends experienced to date will continue. However, valuations reflect these positive factors and at times excessive enthusiasm has resulted in overvaluation of many individual issues. Our approach to the market is therefore quite selective. In general, we believe that BB-rated issues and B+-rated issues have a more attractive risk/reward profile than issues rated B- and CCC. Yield spreads between quality sectors are compressed historically, and we believe that incremental yield in the lower-quality end of the market is inadequate to compensate for the incremental risk. Our quality profile is therefore overweighted toward higher-quality issues.

Emerging Markets

During the three-month period ended September 30, 1997, the investment environment in emerging markets was driven by several factors. First, the abundance of liquidity caused by the accommodative monetary policy in Japan and weak demand in Germany continued to provide bullish momentum to Latin American markets. The recent hike in interest rates by the Bundesbank was the first indication that the liquidity cycle has matured. With European interest rates at record low levels and concerns of further tightening in both Germany and the United States, further convergence in global interest rates seems unlikely. With many European and American financial markets trading at record levels, a reversal in global liquidity will be very negative.

Second, the US economy continued to be very strong. Inflation has been benign despite above-trend economic growth, tight labor markets and record consumer confidence levels. The US economy has been operating at full employment for most of this year. We believe that the probability of encountering inflation in such an environment is high. Producer price inflation, which in the past two quarters had surprised consensus forecasts on the downside, surprised economists on the upside in August. Federal Reserve Board (FRB) Chairman Greenspan and other FRB governors recently began to comment that US economic growth is proceeding at an unsustainable pace. Forecasts for both third and fourth quarter of 1997 US economic growth are being revised upward by most economists. Sentiment is gradually shifting from the view of lower inflation and interest rates to one that recognizes that the FRB may have to be preemptive in the face of further strong economic growth.

Third, the Asian currency crisis, which started with an attack on the Thai baht, has spread to Indonesia, the Philippines and Malaysia. This crisis has resulted in substantial loss of market capitalization and has generated volatility in peripheral markets such as Taiwan and South Korea. Other than brief periods of volatility in Brazil and South Africa, contagion of the Asian currency crisis has been muted so far. We believe that the threat of contagion to markets in Latin America will increase if the Asian currency crisis persists and deepens.

We believe that the Asian currency crisis could set the stage for an upward revision in risk premiums for emerging market investments. We believe that the current complacency of the market in recognizing the broader impact of the Asian currency crisis is not warranted. Given the global nature of today's financial markets, any perceived decoupling from the Asian currency crisis is more a result of abundant global liquidity rather than distinctly different fundamentals. We are of the opinion that the liquidity cycle is mature and could reverse with the FRB tightening monetary policy, which we believe is a distinct possibility in the near future.

Finally, emerging fixed-income markets are at record levels but remain dependent on global liquidity and a benign US interest rate environment. Major countries in Latin America are taking advantage of the abundance of liquidity by extending the maturity profile of their external debt.

After the close of the September quarter, the Asian currency crisis continued deepening and spreading to other countries. The crisis deepened to such an extent that both Thailand and Indonesia requested, and finally received, support of the International Monetary Fund and the Group of Seven Industrialized Nations. The currency board in Hong Kong came under strong attack, forcing leading banks to halt early withdrawals of time deposits and allowing local interest rates to increase significantly. The resulting crash of the Hong Kong market spread to European, US and non-Asian emerging markets.

Brazil was the most affected by the spreading of the crisis to other regions. With a currency reportedly overvalued by approximately 25%-30% by some financial analyst estimates and with little progress to show for in their fiscal and structural reform, Brazilian equities and Brady bonds led the market down. The recent market developments have highlighted the vulnerability of the Brazilian Real Plan. Its survival appears to be hinging on the ability of the Brazilian government to obtain very quick passage in congress of the fiscal reforms that have fizzled in the past few years.

In Argentina, the congressional mid-term elections gave the victory to the opposition, which captured the majority in congress. This event increased the possibility of gridlock in congress in the remaining two years of President Menem's administration, despite the opposition support of the current economic model.

Given the historically tight credit spreads and our defensive view on the global financial environment, we substantially underweighted our allocation of 30% to emerging markets. Our current exposure to emerging markets stands at 16% of net assets. The exposure is weighted with floating rate Latin American securities and short-term exposure to Russia. We


                                                                           2 & 3

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

will extend duration and increase our exposure in the event of a significant correction.

Government Sector

The US economy continued its solid performance in the September quarter with real gross domestic product (GDP) likely to have grown at 3% or more following a 4% rate in the first six months of the year. Inflation continues to remain subdued, thereby allowing the FRB to keep interest rates unchanged while maintaining a tightening bias, at least through the August Federal Open Market Committee meeting. The receding concerns of inflation have apparently made the FRB more comfortable about letting the current above trend growth continue without tightening policy.

The Canadian economy remains strong with little sign of inflationary pressure. The Bank of Canada has responded to this strength by raising interest rates 25 basis points (0.25%) in an attempt to rebalance monetary conditions. Further interest rate hikes are likely as strong growth maintains upward pressure on inflation. In Australia, second-quarter growth deteriorated while inflation dropped further. The Reserve Bank of Australia (RBA) used this backdrop to lower interest rates again, with the potential for one more cut before year-end.

In Europe, German economic reports late in the period confirmed a second and third quarter of 1997 growth rate of about 4%, led by the manufacturing sector, with some signs of domestic recovery. Inflation spiked up on the back of energy and a weaker Deutschemark, but core inflation remained subdued. The Bank of England (BOE) raised interest rates twice during the September quarter by a total of 50 basis points as economic activity remained strong and the new budget appeared likely to be at most mildly restrictive. Following the second interest rate hike, the BOE signaled it was going on hold given the aggregate restraint in the pipeline from the cumulative interest rate hikes along with the substantial strength of the pound over the last year. In other European markets, inflation troughed in Italy, Spain and Sweden; activity continues to recover smartly; and the fiscal outlook in Italy continues to improve. On the European Monetary Union (EMU) front, the French audit of public finances by the new administration was favorable, likely leaving Germany as the last pitfall on the road to EMU.

During the September quarter, ten-year yields fell in all major markets, largely led by the second quarter slowdown in the United States. This slowdown, when accompanied by inflation's drop to a six-year low (2.2%), led investors to believe the FRB was very unlikely to raise interest rates this year. Australia outperformed following renewed interest rate cuts while Canadian yields dropped slightly more than the United States. Yields in the core European markets fell less than those in the United States but fell more in the high-yielding sector largely on the favorable outcome of the French budget audit which substantially raised the odds EMU would start on schedule. The dollar rose sharply versus the Deutschemark, reaching a high of 1.89 in early August as any EMU doubts were dashed by the French audit along with an easing of concerns regarding the US trade balance. The dollar has since pulled back to the 1.77 area as the Bundesbank used threats of an interest rate hike to prevent a further sharp decline in the Deutschemark that was fueling inflationary concerns at the Bundesbank. The Australian dollar declined over 4% as its interest rate support was eliminated by the RBA cuts during the September quarter. The Canadian dollar was unchanged.

The outlook for US bonds is currently very mixed, especially following the sharp upward revision to second-quarter growth. Even the most optimistic forecasters see second-half GDP marginally below the first half, which leaves the FRB in a "wait and see" mode regarding whether inflationary reassures begin to significantly rise, thus warranting an interest rate hike. Until one or both of these events occur, prices will likely remain range-bound, leading to a trading strategy. European bonds seem unlikely to substantially outperform the US market given the recent clear signs of recovery in Europe, along with inflation rates biased to edge up over the next few months. The dollar is likely to remain in a range versus the European currencies over the near term while the FRB is on hold and with a bias to rise given the FRB is more likely to raise interest rates before the Bundesbank does.

The government sector of the Fund finished the period with 25% of its assets invested in Germany, 15% in New Zealand and 60% in US bonds as both the German and New Zealand markets achieved very attractive valuations in dollar terms in August. We expect to use further weakness in the US dollar to reposition the portfolio away from European bonds, likely emphasizing more of the dollar bloc markets in Canada, Australia and New Zealand.

Convertible Securities

The stock market has been extraordinarily volatile over the past several months. This increased volatility helps keep convertible premiums high, supporting their market prices. The new-issue market for convertible issues as been quite hot. Most new issues trade to immediate premiums to their offering prices, notwithstanding more aggressive pricing by the issuers. Meanwhile, the stock market's valuation has become extreme on all measures including price/book, price/earnings, price/cash flow and dividend yield. Accordingly, we have become more defensive. All common stocks,, except Allied Waste Industries, have been sold (excluding those received in exchange for non-convertible corporate debt instruments). Convertible securities with less equity exposure selling closer to investment value have been favored versus lower premium, highly equity-sensitive issues. In addition, we have made an effort to upgrade the credit quality of the convertible sector of this portfolio. Over the longer term (the past 20 years), convertible securities have historically been the best-performing sub-sector of the fixed-income universe (according to Lipper Analytical Services). Given this fact and our conservative posture, we are keeping this portion of the portfolio at about 5% of net assets.

In Conclusion

We thank you for your continued investment in Merrill Lynch World Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent T. Lathbury III

Vincent T. Lathbury III
Vice President and Portfolio Manager


/s/ Daniel A. Luchansky

Daniel A. Luchansky
Vice President and Portfolio Manager


/s/ Robert J. Parish

Robert J. Parish
Vice President and Portfolio Manager


/s/ Paolo Valle

Paolo Valle
Vice President and Portfolio Manager

November 13, 1997

================================================================================

Effective April 10, 1997, Daniel A. Luchansky became responsible for the day-to-day management of the Fund's investments in convertible securities. Mr. Luchansky has been employed by Merrill Lynch Asset Management, L.P. (an affiliate of the Fund's investment adviser) since 1991 as Vice President and Portfolio Manager. Prior thereto he was involved in high-yield analysis as well as convertible bond portfolio management and analysis from 1986 to 1991.

Effective September 19, 1997, Paolo Valle became responsible for the day-to-day management of the Fund's investments in emerging markets. Mr. Valle has served as First Vice President and Portfolio Manager of Merrill Lynch Asset Management, L.P. (an affiliate of the Fund's investment adviser) since 1997 and as Vice President and Portfolio Manager from 1992 to 1997. Prior thereto he was Vice President and Manager, Emerging Markets Trading, PNC Bank from 1987 to 1992.

================================================================================


                                                                           4 & 5

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance Summary -- Class A Shares+

                        Net Asset Value         Capital Gains
Period Covered       Beginning      Ending       Distributed     Dividends Paid*   % Change**
==============================================================================================
9/29/88 -- 12/31/88   $9.35          $9.68         $0.001             $0.280           + 6.53%
----------------------------------------------------------------------------------------------
1989                   9.68           9.13          0.002              1.159           + 6.32
----------------------------------------------------------------------------------------------
1990                   9.13           8.53           --                1.463           + 9.46
----------------------------------------------------------------------------------------------
1991                   8.53           9.30           --                1.106           +21.99
----------------------------------------------------------------------------------------------
1992                   9.30           8.85          0.019              0.990           + 6.15
----------------------------------------------------------------------------------------------
1993                   8.85           9.28          0.028              0.750           +14.12
----------------------------------------------------------------------------------------------
1994                   9.28           8.20           --                0.711           - 4.05
----------------------------------------------------------------------------------------------
1995                   8.20           8.69           --                0.718           +15.35
----------------------------------------------------------------------------------------------
1996                   8.69           8.94           --                0.673           +11.09
----------------------------------------------------------------------------------------------
1/1/97 -- 9/30/97      8.94           8.94           --                0.453           + 5.42
----------------------------------------------------------------------------------------------
                                             Total $0.050       Total $8.303
==============================================================================================
                                             Cumulative total return as of 9/30/97: +142.16%**
==============================================================================================

+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
* Figures may include short-term capital gains distributions and return of capital distribution, if any.
** Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary -- Class B Shares

                         Net Asset Value         Capital Gains
Period Covered        Beginning      Ending       Distributed     Dividends Paid*   % Change**
===============================================================================================
11/18/91 -- 12/31/91   $9.26          $9.30           --               $0.112           + 1.64%
-----------------------------------------------------------------------------------------------
1992                    9.30           8.85         $0.019              0.919           + 5.34
-----------------------------------------------------------------------------------------------
1993                    8.85           9.28          0.028              0.681           +13.27
-----------------------------------------------------------------------------------------------
1994                    9.28           8.19           --                0.645           - 4.90
-----------------------------------------------------------------------------------------------
1995                    8.19           8.69           --                0.653           +14.61
-----------------------------------------------------------------------------------------------
1996                    8.69           8.94           --                0.606           +10.25
-----------------------------------------------------------------------------------------------
1/1/97 -- 9/30/97       8.94           8.93           --                0.404           + 4.70
-----------------------------------------------------------------------------------------------
                                              Total $0.047       Total $4.020
===============================================================================================
                                               Cumulative total return as of 9/30/97: +52.58%**
===============================================================================================

* Figures may include short-term capital gains distributions and return of capital distribution, if any.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary -- Class C Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning      Ending    Distributed     Dividends Paid*   % Change**
============================================================================================
10/21/94 -- 12/31/94    $8.42          $8.19        --               $0.129           - 1.20%
--------------------------------------------------------------------------------------------
1995                     8.19           8.68        --                0.645           +14.38
--------------------------------------------------------------------------------------------
1996                     8.68           8.93        --                0.601           +10.19
--------------------------------------------------------------------------------------------
1/1/97 -- 9/30/97        8.93           8.92        --                0.400           + 4.66
--------------------------------------------------------------------------------------------
                                                               Total $1.775
============================================================================================
                                            Cumulative total return as of 9/30/97: +30.32%**
============================================================================================

* Figures may include short-term capital gains distributions and return of capital distribution, if any.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary -- Class D Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning      Ending    Distributed     Dividends Paid*   % Change**
=============================================================================================
10/21/94 -- 12/31/94    $8.43          $8.20        --               $0.139           - 1.09%
---------------------------------------------------------------------------------------------
1995                     8.20           8.69        --                0.697           +15.06
---------------------------------------------------------------------------------------------
1996                     8.69           8.94        --                0.652           +10.82
---------------------------------------------------------------------------------------------
1/1/97 -- 9/30/97        8.94           8.94        --                0.437           + 5.22
---------------------------------------------------------------------------------------------
                                                               Total $1.925
=============================================================================================
                                             Cumulative total return as of 9/30/97: +32.71%**
=============================================================================================

* Figures may include short-term capital gains distributions and return of capital distribution, if any.
** Figures do not include sales charge; results would be lower if sales charge was included.


                                                                           6 & 7

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                             % Return Without    % Return With
                                               Sales Charge      Sales Charge**
================================================================================
Class A Shares+*
================================================================================
Year Ended 9/30/97                                + 9.13%           +4.77%
--------------------------------------------------------------------------------
Five Years Ended 9/30/97                          + 8.46            +7.58
--------------------------------------------------------------------------------
Inception (9/29/88) through 9/30/97               +10.32            +9.82
--------------------------------------------------------------------------------
+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
*  Maximum sales charge is 4%.
** Assuming maximum sales charge.

                                                 % Return           % Return
                                               Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 9/30/97                                +8.18%            +4.18%
--------------------------------------------------------------------------------
Five Years Ended 9/30/97                          +7.61             +7.61
--------------------------------------------------------------------------------
Inception (11/18/88) through 9/30/97              +7.47             +7.47
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return           % Return
                                               Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 9/30/97                                +8.13%            +7.13%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/97              +9.42             +9.42
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without    % Return With
                                               Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 9/30/97                                + 8.86%           +4.51%
--------------------------------------------------------------------------------
Inception (10/21/94) through 9/30/97              +10.09            +8.58
--------------------------------------------------------------------------------
*  Maximum sales charge is 4%.
** Assuming maximum sales charge.


Recent Performance Results

                                                                               12 Month      3 Month
                                               9/30/97    6/30/97   9/30/96    % Change     % Change
=====================================================================================================
Class A Shares*                                 $8.94      $8.81     $8.80      +1.59%       +1.48%
-----------------------------------------------------------------------------------------------------
Class B Shares*                                  8.93       8.81      8.80      +1.48        +1.36
-----------------------------------------------------------------------------------------------------
Class C Shares*                                  8.92       8.80      8.79      +1.48        +1.36
-----------------------------------------------------------------------------------------------------
Class D Shares*                                  8.94       8.81      8.80      +1.59        +1.48
-----------------------------------------------------------------------------------------------------
Class A Shares -- Total Return*                                                 +9.13(1)     +3.34(2)
-----------------------------------------------------------------------------------------------------
Class B Shares -- Total Return*                                                 +8.18(3)     +3.02(4)
-----------------------------------------------------------------------------------------------------
Class C Shares -- Total Return*                                                 +8.13(5)     +3.01(6)
-----------------------------------------------------------------------------------------------------
Class D Shares -- Total Return*                                                 +8.86(7)     +3.27(8)
-----------------------------------------------------------------------------------------------------
Class A Shares -- Standardized 30-day Yield      6.84%
-----------------------------------------------------------------------------------------------------
Class B Shares -- Standardized 30-day Yield      6.36%
-----------------------------------------------------------------------------------------------------
Class C Shares -- Standardized 30-day Yield      6.28%
-----------------------------------------------------------------------------------------------------
Class D Shares -- Standardized 30-day Yield      6.58%
=====================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.635 per share ordinary income divi dends.
(2) Percent change includes reinvestment of $0.162 per share ordinary income dividends.

(3) Percent change includes reinvestment of $0.567 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.145 per share ordinary income dividends.
(5) Percent change includes reinvestment of $0.562 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

LATIN AMERICA

                                                                                                                          Percent of
Industries             Face Amount                  Fixed-Income Investments                      Cost          Value     Net Assets
====================================================================================================================================

Argentina

====================================================================================================================================
Banking & Finance    US$ 2,000,000   Banco Hipotecario Nacional, 8% due 6/04/1999             $ 2,005,000   $ 2,010,000         0.2%
------------------------------------------------------------------------------------------------------------------------------------
Communications          10,000,000   Telefonica de Argentina S.A., 11.875% due 11/01/2004       9,800,800    12,150,000         1.3
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government       7,760,000   Republic of Argentina, Floating Rate
Obligations                             Brady Bonds, 6.75% due 3/31/2005+                       6,667,538     7,383,640         0.8
                                     Republic of Argentina, Global Bonds:
                         3,000,000      8.375% due 12/20/2003                                   3,061,020     3,015,000         0.3
                           250,000      11.375% due 1/30/2017                                     266,625       290,750         0.1
                                                                                              -----------   -----------       ------
                                                                                                9,995,183    10,689,390         1.2
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Argentina               21,800,983    24,849,390         2.7
====================================================================================================================================


Brazil

====================================================================================================================================
Broadcasting/Cable       8,000,000   Globo Communicacoes e Participacoes, Ltd.,
                                        10.50% due 12/20/2006                                   7,997,640     8,350,000         0.9
------------------------------------------------------------------------------------------------------------------------------------
Communications           1,500,000   Comtel Brasileira Ltd., 10.75% due 9/26/2004               1,500,000     1,591,875         0.2
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Brazil                   9,497,640     9,941,875         1.1
====================================================================================================================================


Colombia

====================================================================================================================================
Energy                   5,000,000  Oleoducto Central S.A., 9.35% due 9/01/2005                 5,000,000     5,350,940         0.6
------------------------------------------------------------------------------------------------------------------------------------
Utilities                9,958,000  Transgas de Occidente S.A., 9.79% due 11/01/2010           10,094,923    10,436,910         1.1
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Fixed-Income Investments in Colombia                 15,094,923    15,787,850         1.7
====================================================================================================================================


Ecuador

====================================================================================================================================
Foreign Government       9,842,040   Republic of Ecuador, PDI, Floating Rate Brady Bond,
Obligations                             5.72% due 2/27/2015+                                    6,264,994     7,135,479         0.8
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Ecuador                  6,264,994     7,135,479         0.8
====================================================================================================================================


Mexico

====================================================================================================================================
Broadcasting &           7,500,000   Grupo Televisa S.A., 11.375% due 5/15/2003                 7,678,125     8,296,875         0.9
Publishing
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government       5,000,000   Cemex S.A., 10.75% due 7/15/2000                           5,375,000     5,367,000         0.6
Obligations                          United Mexican States, Floating Rate Brady Bonds+:

                         3,000,000      6.812% due 12/31/2019                                   2,610,000     2,865,000         0.3
                         2,000,000      Discount, Series A, 6.867% due 12/31/2019               1,562,500     1,910,000         0.2
                         4,800,000      Discount, Series B, 6.835% due 12/31/2019               4,202,809     4,578,000         0.5
                        15,075,000   United Mexican States, Value Recovery Rights (d)                   0            15         0.0
                                                                                              -----------   -----------       ------
                                                                                               13,750,309    14,720,015         1.6
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Mexico                  21,428,434    23,016,890         2.5
====================================================================================================================================


                                                                           8 & 9

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

LATIN AMERICA (concluded)

                                                                                                                          Percent of
Industries             Face Amount                  Fixed-Income Investments                      Cost          Value     Net Assets
====================================================================================================================================

Venezuela

====================================================================================================================================
Foreign Government   US$ 7,250,000   Republic of Venezuela, Floating Rate Brady Bonds,
Obligations                             6.75% due 12/18/2007+                                 $ 6,737,969   $ 6,910,193         0.7%
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Venezuela                6,737,969     6,910,193         0.7
====================================================================================================================================
                                     Total Investments in Latin American Securities            80,824,943    87,641,677         9.5
====================================================================================================================================


NORTH AMERICA

Canada

====================================================================================================================================
Broadcasting/Cable      10,000,000   Videotron Group, Ltd. Co., 10.25% due 10/15/2002          10,043,750    10,550,000         1.1
------------------------------------------------------------------------------------------------------------------------------------
Paper                   10,000,000   Doman Industries Ltd., 8.75% due 3/15/2004                 9,300,000     9,875,000         1.1
====================================================================================================================================
                                     Total Fixed-Income Investments in Canada                  19,343,750    20,425,000         2.2
====================================================================================================================================


United States

====================================================================================================================================
Airlines                12,500,000   US Airways Group Inc., 10.375% due 3/01/2013              12,500,000    13,989,250         1.5
====================================================================================================================================
Broadcasting/Cable      10,000,000   Lenfest Communications, Inc., 10.50% due 6/15/2006         9,922,100    11,025,000         1.2
                         9,625,000   TCI Communications Financing II, 10% due 5/31/2045         9,938,750    10,322,813         1.1
                                                                                              -----------   -----------       ------
                                                                                               19,860,850    21,347,813         2.3
------------------------------------------------------------------------------------------------------------------------------------
Building Materials      10,000,000   Pacific Lumber Co., 10.50% due 3/01/2003                  10,140,625    10,350,000         1.1
                        11,035,000   USG Corp., 8.75% due 3/01/2017                             9,717,469    11,324,669         1.2
                                                                                              -----------   -----------       ------
                                                                                               19,858,094    21,674,669         2.3
------------------------------------------------------------------------------------------------------------------------------------
Chemicals               10,340,000   ISP Holdings Inc., 9.75% due 2/15/2002                    10,340,000    11,167,200         1.2
------------------------------------------------------------------------------------------------------------------------------------
Conglomerates           10,000,000   Sequa Corp., 9.375% due 12/15/2003                         9,915,000    10,375,000         1.1
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products       10,000,000   Coleman Escrow Corp., 11.573%* due 5/15/2001               6,657,248     6,800,000         0.8
                        10,000,000   Playtex Products Inc., 8.875% due 7/15/2004               10,000,000    10,100,000         1.1
                        10,000,000   Revlon Consumer Products Corp., 9.375%
                                        due 4/01/2001                                           8,867,144    10,337,500         1.1
                                                                                              -----------   -----------       ------
                                                                                               25,524,392    27,237,500         3.0
------------------------------------------------------------------------------------------------------------------------------------
Energy                  10,000,000   Chesapeake Energy Corporation, 8.50% due 3/15/2012         9,941,400     9,700,000         1.1
                         9,100,000   Maxus Energy Corp., 9.875% due 10/15/2002                  9,086,800     9,552,816         1.0
                         7,500,000   Rowan Companies, Inc., 11.875% due 12/01/2001              7,811,250     7,837,500         0.8
                        10,000,000   Seagull Energy Corp., 8.625% due 8/01/2005                10,000,000    10,500,000         1.1
                                     TransAmerican Energy:
                         1,560,000      11.50% due 6/15/2002                                    1,544,400     1,552,200         0.2
                        13,430,000      13.19%* due 6/15/2002                                  10,750,354    10,660,063         1.2
                        10,000,000   Trizec Hahn Corp., 10.43%* due 2/15/2000                   7,826,488     7,862,500         0.9
                                                                                              -----------   -----------       ------
                                                                                               56,960,692    57,665,079         6.3
------------------------------------------------------------------------------------------------------------------------------------
Entertainment           10,000,000   Viacom, Inc., 8% due 7/07/2006                            10,031,250     9,975,000         1.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Services      10,000,000   Penn Financial Corp., 9.25% due 12/15/2003                10,000,000    10,525,000         1.1
                        10,000,000   Reliance Group Holdings, Inc., 9% due 11/15/2000          10,000,000    10,459,600         1.1
                                                                                              -----------   -----------       ------
                                                                                               20,000,000    20,984,600         2.2
------------------------------------------------------------------------------------------------------------------------------------
Food & Beverage         11,500,000   Fresh Del Monte Co., 10% due 5/01/2003                    11,482,188    12,204,375         1.3
------------------------------------------------------------------------------------------------------------------------------------
Gaming                  10,000,000   Greate Bay Properties, Inc., 10.875% due 1/15/2004         9,996,250     8,975,000         1.0
                         7,500,000   Harrah's Jazz Co., 14.25% due 11/15/2001                   5,178,125     2,850,000         0.3
                        10,000,000   Showboat, Inc., 9.25% due 5/01/2008                        9,748,750    10,375,000         1.1
                        10,000,000   Trump Atlantic City Associates, 11.25% due 5/01/2006       9,943,750     9,687,500         1.1
                                                                                              -----------   -----------       ------
                                                                                               34,866,875    31,887,500         3.5
------------------------------------------------------------------------------------------------------------------------------------
Hotels                  10,000,000   HMC Acquisition Properties, 9% due 12/15/2007              9,346,250    10,300,000         1.1
------------------------------------------------------------------------------------------------------------------------------------
Paper                   10,000,000   Container Corp. of America, 9.75% due 4/01/2003           10,200,000    10,800,000         1.2
------------------------------------------------------------------------------------------------------------------------------------
Supermarkets            10,000,000   Pueblo Xtra International Inc., 9.50% due 8/01/2003       10,116,875     9,875,000         1.1
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications      10,000,000   Century Communications Corp., 9.50% due 3/01/2005          9,797,500    10,462,500         1.1
                        10,000,000   Millicom International Cellular S.A., 11.834%*
                                        due 6/01/2006                                           6,898,195     7,750,000         0.9
                        10,000,000   NTL Incorporated, 10% due 2/15/2007                        9,880,000    10,450,000         1.1
                                                                                              -----------   -----------       ------
                                                                                               26,575,695    28,662,500         3.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles                10,000,000   WestPoint Stevens Inc., 8.75% due 12/15/2001              10,093,750    10,400,000         7.7
------------------------------------------------------------------------------------------------------------------------------------
Transportation           9,921,000   Viking Star Shipping Co., 9.625% due 7/15/2003             9,949,141    10,429,451         1.1
------------------------------------------------------------------------------------------------------------------------------------
US Government &      NZ$20,000,000   Federal National Mortgage Association,
Agency Obligations                      7% due 9/26/2000                                       12,650,857    12,751,214         1.4
                     US$20,000,000   US Treasury Bonds, 6.625% due 2/15/2027                   20,506,250    20,478,200         2.2
                                                                                              -----------   -----------       ------
                                                                                               33,157,107    33,229,414         3.6
------------------------------------------------------------------------------------------------------------------------------------
Utilities                9,848,000   Beaver Valley II Funding Corp., 9% due 6/01/2017           7,262,900    10,669,619         1.2
                                     Midland Cogeneration Venture Limited Partnership:
                         6,693,446      10.33% due 7/23/2002 (b)                                6,559,577     7,447,429         0.8
                        10,000,000      13.25% due 7/23/2006                                   11,183,750    12,639,800         1.4
                        10,000,000    Tucson Electric & Power Co., 10.732% due 1/01/2013        9,607,625    10,301,900         1.1
                                                                                              -----------   -----------       ------
                                                                                               34,613,852    41,058,748         4.5
------------------------------------------------------------------------------------------------------------------------------------
                                    Total Fixed-Income Investments in the
                                    United States                                             375,392,011   393,263,099        42.6
====================================================================================================================================


                                Convertible Bonds
====================================================================================================================================

Canada

====================================================================================================================================
Metals & Mining      US$ 1,500,000   Inco Limited, 5.75% due 7/01/2004                          1,790,425     1,650,000         0.2
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Convertible Bonds in Canada                          1,790,425     1,650,000         0.2
====================================================================================================================================


United States

====================================================================================================================================
Automotive Parts                     The Pep Boys -- Manny, Moe & Jack:
                         1,000,000      4% due 9/01/1999                                        1,028,750       982,500         0.1
                         1,500,000      4.029%* due 9/20/2011                                     864,082       791,250         0.1
                                                                                              -----------   -----------       ------
                                                                                                1,892,832     1,773,750         0.2
------------------------------------------------------------------------------------------------------------------------------------
Computers                4,000,000   Apple Computer, Inc., 6% due 6/01/2001***                  3,945,000     3,990,000         0.4
------------------------------------------------------------------------------------------------------------------------------------
Conglomerates                        Polyphase Corp.***:
                           500,000      12% due 12/01/1997                                        500,000       135,000         0.0
                         2,000,000      12% due 7/01/1999                                       2,000,000       540,000         0.1
                           725,000   Thermo Ecotek Corp., 4.875% due 4/15/2004                    724,094       723,187         0.1
                         1,000,000   Thermo Electron Corp., 4.25% due 1/01/2003                 1,000,000     1,186,250         0.1
                         1,000,000   Thermo Fibertek Inc., 4.50% due 7/15/2004                  1,000,000     1,050,000         0.1


                                                                         10 & 11

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

NORTH AMERICA (concluded)


                                                                                                                          Percent of
Industries             Face Amount                  Fixed-Income Investments                      Cost          Value     Net Assets
====================================================================================================================================

United States (concluded)

Conglomerates                        Thermo Instrument Systems, Inc.:
(concluded)          US$  500,000       4.50% due 10/15/2003                                  $   505,000   $   567,500         0.1%
                        1,000,000       4.50% due 10/15/2003                                    1,017,500     1,135,000         0.1
                                                                                              -----------   -----------       ------
                                                                                                6,746,594     5,336,937         0.6
------------------------------------------------------------------------------------------------------------------------------------
Environmental           1,063,000    Thermo TerraTech, Inc., 4.625% due 5/01/2003               1,114,735     1,025,795         0.1
------------------------------------------------------------------------------------------------------------------------------------
Health Care             1,500,000    Integrated Health Services Inc., 5.75% due 1/01/2001       1,493,750     1,672,500         0.2
------------------------------------------------------------------------------------------------------------------------------------
Homebuilders              800,000    Continental Homes Holding Corp., 6.875%
                                        due 11/01/2002                                            800,000     1,032,000         0.1
                        1,740,000    Engle Homes, Inc., 7% due 3/01/2003***                     1,694,760     1,946,625         0.2
                        1,500,000    Toll Brothers Inc., 4.75% due 1/15/2004                    1,500,000     1,680,000         0.2
                                                                                              -----------   -----------       ------
                                                                                                3,994,760     4,658,625         0.5
------------------------------------------------------------------------------------------------------------------------------------
Industrial                140,000    Recognition Equipment International, Inc., 7.25%
                                        due 4/15/2011                                             103,600       140,700         0.0
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing           2,000,000    Mascotech, Inc., 4.50% due 12/15/2003                      1,842,500     1,810,000         0.2
------------------------------------------------------------------------------------------------------------------------------------
Medical Laser Systems   2,000,000    Thermolase Corp., 4.375% due 8/05/2004                     2,000,000     2,140,000         0.2
------------------------------------------------------------------------------------------------------------------------------------
Office Products         2,000,000    Office Depot, Inc., 4.891%* due 11/01/2008                 1,170,065     1,232,500         0.1
                        4,500,000    US Office Products Co., 5.50% due 5/15/2003                4,125,625     4,445,625         0.5
                                                                                              -----------   -----------       ------
                                                                                                5,295,690     5,678,125         0.6
------------------------------------------------------------------------------------------------------------------------------------
Oil Drilling              500,000    Loews Corp., 3.125% due 9/15/2007 (Convertible in
                                        Diamond Offshore)                                         500,000       522,500         0.1
------------------------------------------------------------------------------------------------------------------------------------
Oil Services            2,775,000    Key Energy Group, Inc., 5% due 9/15/2004                   2,775,000     2,816,625         0.3
------------------------------------------------------------------------------------------------------------------------------------
Optical Equipment       1,585,000    Thermo Optik Corp., 5% due 10/15/2000                      1,588,950     1,983,231         0.2
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals         1,000,000    Alza Corp., 5% due 5/01/2006                               1,065,625     1,005,000         0.1
------------------------------------------------------------------------------------------------------------------------------------
Restaurants               500,000    Boston Chicken, Inc., 7.75% due 5/01/2004                    465,000       452,500         0.1
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors            750,000    Cypress Semiconductor Corp., 6% due 10/01/2002               750,000       742,500         0.1
------------------------------------------------------------------------------------------------------------------------------------
Technology              1,250,000    Broadband Technologies, Inc., 5% due 5/15/2001             1,246,250       912,500         0.1
                          750,000    Data General Corporation, 6% due 5/15/2004                   750,000       922,500         0.1
                                                                                              -----------   -----------       ------
                                                                                                1,996,250     1,835,000         0.2
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications        500,000    Premiere Technologies, Inc., 5.75% due 7/01/2004             500,000       593,750         0.1
Equipment
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Convertible Bonds in the United States              38,070,286    38,177,538         4.2
====================================================================================================================================


                                            Convertible Preferred Stocks, Preferred Stocks,
                      Shares Held                     Common Stocks & Warrants
====================================================================================================================================
United States

Broadcasting/Cable        137,257    On Command Corporation                                     4,061,096     1,835,812         0.2
                           43,675    On Command Corporation (Warrants) (c)                        349,400       240,212         0.0
                                                                                              -----------   -----------       ------
                                                                                                4,410,496     2,076,024         0.2
------------------------------------------------------------------------------------------------------------------------------------
Entertainment              11,600    Time Warner, Inc. (Series M), Pfd. (a)                    11,622,333    13,224,000         1.4
------------------------------------------------------------------------------------------------------------------------------------
Environmental              32,007    Allied Waste Industries, Inc.                                153,079       612,134         0.1
------------------------------------------------------------------------------------------------------------------------------------
Financial Services         28,125    NAL Acceptance Corp. (Warrants) (c)                                0        10,547         0.0
------------------------------------------------------------------------------------------------------------------------------------
Gaming                     75,000    Goldriver Hotel & Casino Corp., Liquidating Trust             75,000             0         0.0
------------------------------------------------------------------------------------------------------------------------------------
Health Care                50,000    MedPartners, Inc., Conv. Pfd.                              1,109,375     1,071,875         0.1
------------------------------------------------------------------------------------------------------------------------------------
Mining                     13,000    Coeur d'Alene Mines Corp.                                    188,520       212,062         0.0
                          125,500    Coeur d'Alene Mines Corp., Conv. Pfd.                      2,285,983     2,329,594         0.3
                                                                                              -----------   -----------       ------
                                                                                                2,474,503     2,541,656         0.3
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas                  20,000    Western Gas Resources, Inc., Conv. Pfd. $2.62              1,000,000       813,750         0.1
------------------------------------------------------------------------------------------------------------------------------------
Power Generation           20,000    Calenergy Capital Trust II, Conv. Pfd.                     1,000,000     1,022,500         0.1
                           10,000    Calenergy Capital Trust III, Conv. Pfd.                      500,000       483,750         0.1
                                                                                              -----------   -----------       ------
                                                                                                1,500,000     1,506,250         0.2
------------------------------------------------------------------------------------------------------------------------------------
Restaurants                10,000    Wendy's Financing I, Conv. Pfd.                              522,375       521,250         0.1
------------------------------------------------------------------------------------------------------------------------------------
Steel                      50,000    Worthington Industries, Inc., Conv. Pfd. (Convertible in
                                     Rouge Industries, Inc.)                                      850,000       812,500         0.1
------------------------------------------------------------------------------------------------------------------------------------
Transportation              5,000    CNF Transportation Inc., Conv. Pfd.                          250,000       321,875         0.0
                           19,000    Sea Containers Ltd., Conv. Pfd. $4.00                        875,463       992,750         0.1
                                                                                              -----------   -----------       ------
                                                                                                1,125,463     1,314,625         0.1
------------------------------------------------------------------------------------------------------------------------------------
Utilities                  50,200    Citizens Utilities Company, Conv. Pfd. (Class A)           2,149,062     2,296,650         0.2
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Convertible Preferred Stocks,
                                     Preferred Stocks, Common Stocks & Warrants
                                     in the United States                                      26,991,686    26,801,261         2.9
====================================================================================================================================
                                     Total Investments in North American Securities           461,588,158   480,316,898        52.1
====================================================================================================================================


PACIFIC BASIN

                      Face Amount                     Fixed-Income Investments
====================================================================================================================================

Indonesia

====================================================================================================================================
Paper                US$ 5,000,000   P.T. Indah Kiat International Finance, 12.50%
                                        due 6/15/2006                                           5,025,000     5,525,000         0.6
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Indonesia                5,025,000     5,525,000         0.6
====================================================================================================================================


New Zealand

====================================================================================================================================
Foreign Government   NZ$ 25,000,000  New Zealand Government Bond, 6.50% due 2/15/2000          15,904,421    15,873,438         1.7
Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in New Zealand             15,904,421    15,873,438         1.7
====================================================================================================================================


Philippines

====================================================================================================================================
Telecommunications   US$ 5,000,000   Philippine Long Distance Telephone Co., 8.35%
                                        due 3/06/2017                                           4,981,200     4,712,500         0.5
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in the Philippines          4,981,200     4,712,500         0.5
====================================================================================================================================
                                     Total Investments in Pacific Basin Securities             25,910,621    26,110,938          2.8
====================================================================================================================================


WESTERN EUROPE

Germany

====================================================================================================================================
Foreign Government   DM 95,000,000   Bundesobligation, 5.75% due 8/22/2000                     53,732,182    55,721,568         6.1
Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Germany                 53,732,182    55,721,568         6.1
====================================================================================================================================


                                                                         12 & 13

                       Merrill Lynch World Income Fund, Inc., September 30, 1997

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

WESTERN EUROPE (concluded)

                                                                                                                          Percent of
Industries             Face Amount                  Fixed-Income Investments                      Cost           Value    Net Assets
====================================================================================================================================

Russia

Banking              US$10,000,000   Vnesheconombank US$ Loans (Russia), 5%
                                        due 12/29/2049                                        $ 7,461,250    $ 7,462,500        0.8%
------------------------------------------------------------------------------------------------------------------------------------
Financial                2,500,000   Unexim International Finance B.V., 9.875%
Services                                due 8/01/2000                                           2,514,750      2,530,000        0.3
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in Russia                   9,976,000      9,992,500        1.1
====================================================================================================================================

United Kingdom

====================================================================================================================================
Communications          20,000,000   TeleWest Communications PLC, 11.41%* due 10/01/2007       14,500,774     15,000,000        1.6
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Fixed-Income Investments in
                                     the United Kingdom                                        14,500,774     15,000,000        1.6
====================================================================================================================================

Ireland

                                                Convertible Bonds
====================================================================================================================================
Dental Equipment &         500,000   Phoenix Shannon PLC, 9.50% due 11/01/2000                    500,000        150,000        0.0
Supplies
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Convertible Bonds in Ireland                           500,000        150,000        0.0
====================================================================================================================================
                                     Total Investments in Western European Securities          78,708,956     80,864,068        8.8
====================================================================================================================================

SHORT-TERM SECURITIES

                                                     Issue
====================================================================================================================================
Commercial Paper**       1,850,000   Banco Indosuez Tranche 3, 12.20% due 10/14/1997            1,841,959      1,842,400        0.2
                        31,625,000   General Motors Acceptance Corp., 6.50% due 10/01/1997     31,625,000     31,625,000        3.4
                        20,000,000   Goldman Sachs Group L.P., 5.65% due 10/02/1997            19,996,861     19,996,861        2.2
                        35,000,000   Morgan Stanley Group, Inc., 5.52% due 10/14/1997          34,930,233     34,930,233        3.8
                        30,000,000   Three Rivers Funding Corp., 5.54% due 10/16/1997          29,930,750     29,930,750        3.2
                                                                                              -----------    -----------      ------
                                                                                              118,324,803    118,325,244       12.8
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government                   Russian GKO US Linked Note:
Obligations**           40,000,000      11.35% due 11/17/1997                                  39,415,362     39,429,621        4.3
                        10,000,000      9.74% due 12/30/1997                                    9,759,808      9,730,000        1.1
                                                                                              -----------    -----------      ------
                                                                                               49,175,170     49,159,621        5.4
------------------------------------------------------------------------------------------------------------------------------------
US Government &         57,000,000   Federal Home Loan Mortgage Corp., 5.55%
Agency Obligations**                    due 10/03/1997                                         56,982,425     56,982,425        6.2
                        28,000,000   Federal National Mortgage Association, 5.46%
                                        due 10/02/1997                                         27,995,753     27,995,753        3.0
                         1,250,000   US Treasury Bills, 5% due 12/18/1997                       1,236,458      1,237,325        0.1
                                                                                              -----------    -----------      ------
                                                                                               86,214,636     86,215,503        9.3
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term Securities               253,714,609    253,700,368       27.5
====================================================================================================================================
OPTIONS PURCHASED

                                                                                               Premiums
                                                                                                 Paid
====================================================================================================================================
Currency Put            25,000,000   Deutschemark, expiring November 1997 at DM 1.825            259,750        77,500          0.0
Options Purchased
                                     Total Options Purchased                                     259,750        77,500          0.0
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments                                       901,007,037   928,711,449        100.7
====================================================================================================================================

OPTIONS
WRITTEN

                                                                                               Premiums
                                                                                               Received
====================================================================================================================================
Currency Call           25,000,000   Deutschemark, expiring October 1997 at DM 1.765            (277,750)     (340,300)         0.0
Options Written         25,000,000   Deutschemark, expiring November 1997 at DM 1.7592          (259,750)     (387,500)         0.0
------------------------------------------------------------------------------------------------------------------------------------
                                     Total Options Written                                      (537,000)     (727,800)         0.0
====================================================================================================================================
Total Investments, Net of Options Written                                                   $900,470,037   927,983,649        100.7
Short Sales (Proceeds -- $2,624,970)***                                                     ============    (2,460,281)        (0.3)
Unrealized Depreciation on Forward Exchange Contracts****                                                     (434,343)        (0.1)
Liabilities in Excess of Other Assets                                                                       (3,178,677)        (0.3)
                                                                                                          ------------        -----
Net Assets                                                                                                $921,910,348        100.0%
                                                                                                          ============        =====
====================================================================================================================================
Net Asset Value    Class A - Based on net assets of $175,718,174 and 19,660,356 shares outstanding        $       8.94
                                                                                                          ============
                   Class B - Based on net assets of $178,354,906 and 80,421,717 shares outstanding        $       8.93
                                                                                                          ============
                   Class C - Based on net assets of $12,261,119 and 1,373,852 shares outstanding          $       8.92
                                                                                                          ============
                   Class D - Based on net assets of $15,576,149 and 1,742,829 shares outstanding          $       8.94
                                                                                                          ============
====================================================================================================================================

+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(b) Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)   The rights may be exercised until 2/06/2001.

* Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

** Commercial Paper, Foreign Government Obligations and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

***   Covered Short Sales entered into as of September 30, 1997 were as follows:

      --------------------------------------------------------------------------
      Shares                        Issue                             Value
      --------------------------------------------------------------------------
      70,000                  Apple Computer, Inc.                $(1,522,500)
      67,000                  Engle Homes, Inc.                      (929,625)
       4,500                  Polyphase Corp.                          (8,156)
      --------------------------------------------------------------------------
      Total (Proceeds -- $2,624,970)                              $(2,460,281)
                                                                  ===========
      --------------------------------------------------------------------------

**** Forward foreign exchange contracts as of September 30, 1997 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency              Expiration                     Appreciation
      Sold                             Date                       (Depreciation)
      --------------------------------------------------------------------------
      DM  98,017,600               October 1997                   $  (296,593)
      NZ$ 45,000,000               October 1997                      (163,950)
      --------------------------------------------------------------------------
      Total (US$ Commitment -- $83,894,726)                          (460,543)
                                                                  -----------
      --------------------------------------------------------------------------
      Foreign Currency
      Purchased
      --------------------------------------------------------------------------
      NZ$ 10,000,000               October 1997                        26,200
      --------------------------------------------------------------------------
      Total (US$ Commitment -- $6,370,000)                             26,200
                                                                  -----------
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts -- Net
      (US$ Commitment -- $90,264,726)                             $  (434,343)
                                                                  ===========
      --------------------------------------------------------------------------


                                                                         14 & 15

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #10788 - 9/97

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